Significant Non-Cash Expenses - Schedule of Significant Non-Cash Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Significant Non-cash Expenses
Unrealized foreign exchange loss/(gain)	$ (3,329)		$ 5,466		$ (3,838)
Credit impairment loss, net	26,283		3,376
Impairment loss on available-for-sale financial assets			2,436
Net Losses on de-recognition of financial assets measured at amortized cost, net	5,988	[1]	3,562	[1]
Mark to market gain on derivative financial instrument measured at fair value through profit and loss	902				(10,297)
(Loss) on settlement of derivative financial instruments			586
Loss on financial liability (convertible notes) measures at fair value through profit and loss	21,398		13,840
Loss on deconsolidation of a subsidiary			14,649
Provisions for trade and other receivables			4,740		2,430
Provision no longer required, written-back	(120)		(124)		(798)
Impairment loss on advances content vendors	7,284		353		1,887
Impairment loss	423,335		1,205
Others significant non-cash expenses	32		30
Other non-cash items	$ 481,773		$ 50,119		$ (10,616)

[1]	Arising on assignment and novation of trade receivables and trade payables with no-recourse. Derecognition of aforesaid financial assets/liabilities measured at amortized cost is to mitigate both credit risk and liquidity risk.